Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Customers Vendors segment shares	Dec. 31, 2014 USD ($) Customers Vendors shares
Summary of Significant Accounting Policies (Textual)
FDIC Insurance coverage		$ 250,000
Cash in excess of FDIC		22,500,000
Security deposit as collateral with financial institution		200,000	$ 50,000
Research and development		$ 3,412,000	$ 3,156,000
Options and warrants to purchase of common stock | shares		1,084,000	462,000
Number of operating segments | segment		1
Reverse stock split		1-for-50
Provision for contract loss		$ 600,000
Unrecognized tax benefits, Description		Less than a 50
Term of warrant, description		We expect that most terms our future warranty period to be one to two years depending on the warranties provided and the products sold.
Dresser-Rand Corporation [Member]
Summary of Significant Accounting Policies (Textual)
Prepaid license fee payments	$ 400,000
Escrow account balance		$ 150,000	$ 0
Engineering expenses incurred by Dresser-Rand	$ 125,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers		2	1
Concentration Risk, Percentage		100.00%	100.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Number of vendors | Vendors		5	6
Concentration Risk, Percentage		50.00%	54.00%